                          J.P. MORGAN MUTUAL FUND TRUST
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036


December 31, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

               RE:   J.P. MORGAN MUTUAL FUND TRUST (THE "TRUST")
                     REGISTRATION STATEMENT FILE NOS.: 33-75250 AND 811-8358

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Trust does not differ from that contained in Post-Effective Amendment No. 28 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on December 29, 2003.

     Please call the undersigned at (212) 837-1881 with any questions you may have.


                                      Very truly yours,


                                      /s/ Judy R. Bartlett
                                      ------------------------------------------
                                      Judy R. Bartlett
                                      Vice President & Assistant General Counsel